Stockholders Equity (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	Average Grant
	Number	Average	Date
	of Options	Exercise Price	Fair Value
Outstanding at January 31, 2013	1,885,000	$0.25
Granted	1,570,000	$0.50	$0.44
Cancelled	(450,000)	$0.50

Outstanding at January 31, 2014	3,005,000	$0.34
Expired	(285,000)	$0.25
Granted*	105,000	$0.25	$0.08

Outstanding at July 31, 2014	2,825,000	$0.35	$0.32

Exercisable at July 31, 2014	2,750,000	$0.35

Exercisable at January 31, 2014	2,246,184	$0.38

			Weighted
		Weighted	Average Grant
	Number	Average	Date
	of Options	Exercise Price	Fair Value
Outstanding at January 31, 2012	-
Granted	1,885,000	$0.25	$0.24

Outstanding at January 31, 2013	1,885,000	$0.25
Granted	1,570,000	$0.50	$0.44
Cancelled	(450,000)	$0.50

Outstanding at January 31, 2014	3,005,000	$0.34

Exercisable at January 31, 2014	2,246,184	$0.38	$0.27

Exercisable at January 31, 2013	668,728	$0.25	$0.24

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Number	Exercise Price	Expiry Date	Number Vested
20,000	$0.25	February 1, 2015	20,000
90,000	$0.25	February 14, 2015	90,000
15,000	$0.25	July 25, 2015	15,000
250,000	$0.75	October 1, 2015	250,000
15,000	$0.25	December 19, 2015	15,000
150,000	$0.35	January 6, 2016	150,000
150,000	$0.55	January 6, 2016	150,000
200,000	$0.75	January 6, 2016	200,000
55,000	$0.25	April 1, 2016	55,000
600,000	$0.25	October 9, 2017	600,000
50,000	$0.25	February 1, 2018	50,000
150,000	$0.25	May 1, 2018	75,000
80,000	$0.25	April 1, 2019	80,000
1,000,000	$0.25	July 30, 2022	1,000,000

2,825,000			2,750,000

	Exercise	Expiry	Remaining
Number	Price	Date	Contractual Life
285,000	$0.25	July 30, 2014	0.49
20,000	$0.25	February 1, 2015	1.00
90,000	$0.25	February 14, 2015	1.04
15,000	$0.25	July 25, 2015	1.48
250,000	$0.75	October 1, 2015	1.67
15,000	$0.25	December 19, 2015	1.88
150,000	$0.35	January 6, 2016	1.93
150,000	$0.55	January 6, 2016	1.93
200,000	$0.75	January 6, 2016	1.93
30,000	$0.25	April 1, 2016	2.17
600,000	$0.25	October 9, 2017	3.69
50,000	$0.25	February 1, 2018	4.01
150,000	$0.25	May 1, 2018	4.25
1,000,000	$0.25	July 30, 2022	8.50

3,005,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2014	2013
Expected term of stock option (years) (1)	2.14	1.79
Expected volatility (2)	142.13%	215.88%
Stock price at date of issuance	$0.14	$0.39
Risk-free interest rate	0.53%	0.24%
Dividend yields	0.00%	0.00%

	2014	2013
Expected term of stock option (years) (1)	1.48	4.28
Expected volatility (2)	184.40%	260.50%
Estimated stock price at date of issuance (3)	$0.71	$0.25
Risk-free interest rate	0.18%	0.55%
Dividend yields	0.00%	0.00%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number	Exercise Price	Expiry Date
400,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
72,000	$0.75	December 31, 2014
240,000	$0.25	April 7, 2015
120,000	$0.25	April 19, 2015
104,440	$0.75	April 19, 2015
120,000	$0.28	October 4, 2015
498,000	$0.25	August 10, 2017
250,000	$0.10	November 14, 2016
250,000	$0.10	November 26, 2016
227,500	$0.10	December 24, 2016
150,000	$0.25	August 10, 2018
2,400,000	$0.15	April 4, 2019
44,164,332	$0.15	June 10, 2019
6,202,098	$0.075	June 10, 2019
8,255,867	$0.15	July 8, 2019
1,173,709	$0.075	July 8, 2019

65,127,946

	Exercise	Expiry
Number	Price	Date
24,000 *	$0.75	April 19, 2014
214,506	$0.75	July 30, 2014
400,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
72,000	$0.75	December 31, 2014
240,000	$0.25	April 7, 2015
120,000	$0.25	April 19, 2015
104,440	$0.75	April 19, 2015
120,000	$0.28	October 4, 2015
498,000	$0.25	August 10, 2017
500,000	$0.50	August 10, 2017
250,000	$0.10	November 14, 2016
250,000	$0.10	November 26, 2016
227,500	$0.10	December 24, 2016
150,000	$0.25	August 10, 2018
100,000	$0.50	August 10, 2018

3,770,446

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2013	2,162,506	$0.47
Issued	1,609,940	$0.31
Outstanding at January 31, 2014	3,770,446	$0.40
Cancelled	(600,000)	$0.50
Issued	62,196,006	$0.14
Expired	(238,506)	$0.70

Outstanding at July 31, 2014	65,127,946	$0.15

			Weighted
	Number of		Average
	Warrants		Exercise Price
Outstanding at January 31, 2012	100,000	CADS	0.75
Cancelled	(100,000)	CAD$	0.75
Re-issued pursuant to the Acquisition (Note 4)	214,506	USD$	0.75
Issued	1,948,000	USD$	0.44
Outstanding at January 31, 2013	2,162,506	USDS	0.47
Issued	1,609,940	USD$	0.31

Outstanding at January 31, 2014	3,770,446	USD$	0.40

Schedule of Non-vested Stock Option Activity [Table Text Block]
Number of
Options
Non-vested options at January 31, 2012	-
Granted	1,885,000
Vested	(668,728)

Non-vested options at January 31, 2013	1,216,272
Granted	1,570,000
Vested	(1,802,456)
Cancelled	(225,000)

Non-vested options at January 31, 2014	758,816